UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
           --------------------------------------------------
Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen L. Farley      New York, New York       February 14, 2005
       ------------------------   ------------------------ -----------------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   27
                                               -------------

Form 13F Information Table Value Total:             $211,221
                                               -------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE






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                                                        FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- -------- --------- --------------------------

AMGEN INC                       031162100   COM         6,727  104,870  SH        SOLE      NO     104,870
BERKSHIRE HATHAWAY INC DEL      084670108   CL A        8,966      102  SH        SOLE      NO         102
BERKSHIRE HATHAWAY INC DEL      084670207   CL B          302      103  SH        SOLE      NO         103
BLOCK H & R INC                 093671105   COM         2,645   53,978  SH        SOLE      NO      53,978
CARMAX INC                      143130102   COM         7,247  233,400  SH        SOLE      NO     233,400
CENTRAL EUROPEAN MEDIA ENTRP    G20045202   CL A NEW   11,695  300,500  SH        SOLE      NO     300,500
CLIFTON SVGS BANCORP INC        18712Q103   COM           568   46,780  SH        SOLE      NO      46,780
COCA COLA CO                    191216100   COM        13,087  314,300  SH        SOLE      NO     314,300
DEVRY INC DEL                   251893103   COM         7,307  420,900  SH        SOLE      NO     420,900
DOVER MOTORSPORTS INC           260174107   COM         4,755  829,870  SH        SOLE      NO     829,870
EVEREST RE GROUP LTD            G3223R108   COM           269    3,000  SH        SOLE      NO       3,000
GOLDEN WEST FINL CORP DEL       381317106   COM        26,239  427,200  SH        SOLE      NO     427,200
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        7,639  144,686  SH        SOLE      NO     144,686
IPC HLDGS LTD                   G4933P101   ORD           522   12,000  SH        SOLE      NO      12,000
JACOBS ENGR GROUP INC DEL       469814107   COM           717   15,000  SH        SOLE      NO      15,000
MOHAWK INDS INC                 608190104   COM        16,608  182,000  SH        SOLE      NO     182,000
MOODYS CORP                     615369105   COM         9,206  106,000  SH        SOLE      NO     106,000
NORTH FORK BANCORPORATION NY    659424105   COM           389   13,500  SH        SOLE      NO      13,500
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW     6,516  468,750  SH        SOLE      NO     468,750
PETROCHINA CO LTD               71646E100 SPONSORED ADR 4,940   92,010  SH        SOLE      NO      92,010
PROGRESSIVE CORP OHIO           743315103   COM        45,709  538,770  SH        SOLE      NO     538,770
RENAISSANCERE HOLDINGS LTD      G7496G103   COM           365    7,000  SH        SOLE      NO       7,000
SCRIPPS E W CO OHIO             811054204   CL A       12,582  260,600  SH        SOLE      NO     260,600
SLM CORP                        78442P106   COM           481    9,000  SH        SOLE      NO       9,000
TJX COS INC NEW                 872540109   COM           427   17,000  SH        SOLE      NO      17,000
TRACTOR SUPPLY CO               892356106   COM           521   14,000  SH        SOLE      NO      14,000
WALGREEN CO                     931422109   COM        14,792  385,500  SH        SOLE      NO     385,500


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